                                                                       P I M C O

                                                  PIMCO VARIABLE INSURANCE TRUST
                                                              ------------------
                                                              SEMI-ANNUAL REPORT
                                                                   June 30, 1998

Chairman's Letter

             Dear PIMCO Variable Insurance Trust Shareholder:

             We are pleased to present you with our first semi-annual report for PIMCO Variable Insurance Trust. During its inaugural six months of operations, the Trust has accumulated more than $27 million in total assets spread across three active series.

             Both the stock and bond markets posted strong returns for the six-month period ended June 30, 1998. The stock market, as measured by the Standard & Poor's 500 Index of stocks, rose 17.71%, and the overall bond market, as measured by the Lehman Aggregate Bond Index, posted a solid 3.93% return.

             Investors have enjoyed a continuation of the bull market in stocks that began nearly eight years ago. Since October 1990, the stock market has more than tripled in value, with only one 10% correction. That setback occurred last October, as the financial upheaval in Asia began to unfold. However, as individual investors viewed this market decline as a buying opportunity, stock prices rebounded sharply during the first quarter of 1998. To a great extent, stocks experienced a "cooling off" period during the second quarter, as performance was mixed.

             Turning to the bond market, the Asian crisis has been largely beneficial for U.S. bonds. Due to uncertainty regarding events in Asia, many domestic and foreign investors flocked to the relative security of high-quality U.S. fixed income securities. As a result, over the past year the yield on 30-year Treasuries fell from 6.6% to 5.6%. This led to good gains in the prices of bonds.

             On the following pages you will find a more complete review of the bond market and more specific details about the composition and total return investment performance of each Portfolio.

             We are pleased to welcome you as shareholders of the PIMCO Variable Insurance Trust. We appreciate the trust you have placed in us, and we will work hard to meet your investment needs.

             Sincerely,

             /s/ Brent Harris

             Brent Harris
             Chairman

             August 14, 1998

PVIT Total Return Bond Portfolio

--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------


Objective:

Maximum total return, consistent with preservation of capital and prudent investment management

Portfolio:

Primarily intermediate-term investment grade bonds

Duration:

4.6 years

Total Net Assets:

$3 million


--------------------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
--------------------------------------------------------------------------------

[PIE CHART APPEARS HERE]

Country Allocation: *

Mortgage-Backed Securities    42.3%
Short-Term Instruments        40.3%
Corporate Bonds and Notes     13.1%
Sovereign Issues               4.3%


[PIE CHART APPEARS HERE]

Quality Breakdown: *

AAA     82%
 AA      4%
  A      5%
 BB      9%


* % of Total Investments as of June 30, 1998


Past performance is not an indication of future results. The PVIT Total Return Bond Portfolio was opened on December 31, 1997. The total return performance of the PVIT Total Return Bond Portfolio since inception was 3.02%.



--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

o The Total Return Bond Portfolio's total return investment performance for the six months since inception on December 31, 1997 through June 30, 1998 was 3.02%, compared to the 3.93% return of the benchmark Lehman Brothers Aggregate Bond Index.

o The duration target of the Portfolio was longer than the benchmark. This added to the return as yields fell across the maturity spectrum.

o Investors sought out high-quality securities because of concerns over economic turmoil in Asia. This "flight to quality" enhanced performance as the Portfolio was overweight in U.S. Treasuries.

o The absence of corporate securities in the Portfolio detracted from returns as the corporate sector held up well despite mounting earnings concerns and modestly outperformed the benchmark Index on a duration adjusted basis.

o While the Portfolio was underweight in mortgage securities for the period, small positions added in May detracted from performance.

o A small allocation to U.S. dollar-denominated emerging markets was added in April. However, this investment hindered returns as the Asian crisis resurfaced.

PVIT High Yield Bond Portfolio

--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:

Maximum total return, consistent with preservation of capital and prudent investment management

Portfolio:

Primarily high yield bonds

Duration:

4.4 years

Total Net Assets:

$16 million

--------------------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
--------------------------------------------------------------------------------

[PIE CHART APPEARS HERE]

Country Allocation: *

Corporate Bonds and Notes    85.7%

Short-Term Instruments        7.5%

Preferred Stock               5.3%

Sovereign Issues              1.2%

U.S. Treasury Obligations     0.3%


[PIE CHART APPEARS HERE]


Quality Breakdown: *


BBB      1%

 BB     49%

  B     50%


* % of Total Investments as of June 30, 1998

Past performance is not an indication of future results. The PVIT High Yield Portfolio was opened on April 30, 1997. The total return performance of the PVIT High Yield Portfolio since inception was 1.01%.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

o The total return investment performance of the High Yield Bond Portfolio was 1.01% for the two months from inception on April 30, 1998 to June 30, 1998. The Portfolio slightly under-performed the 1.26% return of its benchmark, the Lehman BB Intermediate Bond Index.

o High yield bond spreads widened during the second quarter after narrowing slightly in the first quarter as the Asian crisis, lower earnings expectations and heavy new issuance combined to weaken demand for high yield bonds. The Portfolio held negligible Asian corporate debt and securities of U.S. corporations heavily influenced by the Asian economy.

o Lower-rated credits (B and below) underperformed better-quality securities
  (BB and above) as investors demonstrated a preference for the greater safety of higher quality bonds. Consistent with this theme, more aggressively structured bonds lost ground as investors showed a renewed unwillingness to forego cash-coupons and subordinate their security interest. Our preference for issues senior in the capital structure and for collateralized issues helped returns, while an allocation to credits rated single B hurt performance relative to the benchmark.

o Retailing was one of the best-performing industries as a strong U.S. dollar continued to lower purchase costs. Transportation-related companies also posted strong gains due to falling oil prices and robust travel demand.

PVIT StocksPLUS Growth and Income Portfolio

--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:

Total return which exceeds that of the S&P 500 Index

Portfolio:

Primarily S&P 500 Index futures and short-term bonds

Duration:

0.5 years

Total Net Assets:

$8 million


--------------------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
--------------------------------------------------------------------------------

[PIE CHART APPEARS HERE]


Country Allocation: *


Short-Term Instruments          79.6%

Mortgage-Backed Securities      12.4%

Corporate Bonds and Notes        8.0%


[PIE CHART APPEARS HERE]

Quality Breakdown: *


AAA    94%
  A     3%
BBB     3%


* % of Total Investments as of June 30, 1998

Past performance is not an indication of future results. The PVIT StocksPLUS Growth and Income Portfolio was opened on December 31, 1997. The total return performance of the PVIT StocksPLUS Growth and Income Portfolio since inception was 17.01%.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

o The StocksPLUS Growth and Income Portfolio's total return for the six months from inception on December 31, 1997 to June 30, 1998 was 17.01%, compared to 17.71% for the benchmark S&P 500 Index.

o "StocksPLUS" is an enhanced index approach to equity investing in which PIMCO purchases S&P 500 Index futures and swaps contracts and actively manages the cash that backs these contracts. The Portfolio's futures position seeks to track the return of the S&P 500 Index, and the Manager expects a performance advantage from active short-duration bond management.

o Performance benefited from declining rates as Portfolio duration was held above the six-month neutral point. Lower coupon, fixed-rate mortgages boosted returns overall as intermediate rates remained relatively stable, and adjustable-rate mortgages were neutral for performance as increasing prepayments moderated the yield advantage. Returns on investment-grade corporate holdings were subdued as yield premiums on intermediate-term bonds widened slightly. Yields on lower-rated corporate bonds widened due to scrutiny of future corporate earnings. While developed non-U.S. markets trailed the U.S. overall, positions in non-U.S. real return bonds performed well.

Financial Highlights
(Unaudited)


                                                                      Total Return            High Yield           StocksPLUS Growth
Selected Per Share Data for the Period Ended: June 30, 1998     Bond Portfolio (a)    Bond Portfolio (b)    and Income Portfolio (c)
                                                               ---------------------------------------------------------------------
Net asset value beginning of period                             $         10.00        $           10.00          $         10.00
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                      0.25                     0.12                     0.15
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                                    0.05                    (0.02)                    1.55
------------------------------------------------------------------------------------------------------------------------------------
Total income from investment operations                                    0.30                     0.10                     1.70
------------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income                                      (0.25)                   (0.12)                   (0.10)
------------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized capital gains                              0.00                     0.00                     0.00
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                       (0.25)                   (0.12)                   (0.10)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value end of period                                   $         10.05        $            9.98          $         11.60
------------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                                           3.02                     1.01                    17.01
------------------------------------------------------------------------------------------------------------------------------------
Net assets end of period (000's)                                $         3,090        $          15,980          $         8,070
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                                0.78*                    1.08*                    0.66*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)                   5.02*                    7.13*                    5.09*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                0.00                     7.40                    45.51
------------------------------------------------------------------------------------------------------------------------------------

 *  Annualized
(a) The Trust's inception date is December 22, 1997, however, since the Portfolio did not have any investment activity or incur expenses prior to the date of initial public offering, the per share information is for a capital share outstanding for the period from December 31, 1997 (initial public offering) through June 30, 1998.
(b) Commenced operations on April 30, 1998.
(c) Commenced operations on December 31, 1997.

                                                       See accompanying notes  5

Statement of Assets and Liabilities
June 30, 1998 (Unaudited)

                                                                      Total Return           High Yield           StocksPLUS Growth
Amounts in thousands, except per share amounts                      Bond Portfolio       Bond Portfolio        and Income Portfolio
                                                                    ---------------------------------------------------------------
Assets:
Investments, at value                                               $        3,061        $       15,506          $         7,838
-----------------------------------------------------------------------------------------------------------------------------------
Cash                                                                           821                     0                      269
-----------------------------------------------------------------------------------------------------------------------------------
Receivable for Portfolio shares sold                                             0                   320                        0
-----------------------------------------------------------------------------------------------------------------------------------
Variation margin receivable                                                      2                     0                        0
-----------------------------------------------------------------------------------------------------------------------------------
Interest and dividends receivable                                               22                   265                       17
-----------------------------------------------------------------------------------------------------------------------------------
Others assets                                                                    6                     6                        6
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             3,912                16,097                    8,130
===================================================================================================================================

Liabilities:
Payable for investments and foreign currency purchased              $          820        $          108          $             0
-----------------------------------------------------------------------------------------------------------------------------------
Variation margin payable                                                         0                     0                       57
-----------------------------------------------------------------------------------------------------------------------------------
Accrued investment advisor's fee                                                 1                     6                        2
-----------------------------------------------------------------------------------------------------------------------------------
Accrued administrator's fee                                                      1                     3                        1
-----------------------------------------------------------------------------------------------------------------------------------
                                                                               822                   117                       60
===================================================================================================================================

Net Assets                                                          $        3,090        $       15,980          $         8,070
===================================================================================================================================

Net Assets Consist of:
Paid in capital                                                     $        3,075        $       15,988          $         7,550
-----------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income                                              0                     0                       34
-----------------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed net realized gain (loss)                               3                    (8)                     348
-----------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation                                                     12                     0                      138
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    $        3,090        $       15,980          $         8,070
===================================================================================================================================

Shares Issued and Outstanding                                                  308                 1,602                      696
-----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value and Redemption Price Per Share
(Net Assets Per Share Outstanding)                                  $        10.05        $         9.98          $         11.60
-----------------------------------------------------------------------------------------------------------------------------------

Cost of Investments Owned                                           $        3,058        $       15,506          $         7,835
===================================================================================================================================

6  See accompanying notes

Statement of Operations
For the period ended June 30, 1998 (Unaudited)


                                                                           Total Return          High Yield      StocksPLUS Growth
Amounts in thousands                                                     Bond Portfolio      Bond Portfolio   and Income Portfolio
                                                                      ------------------------------------------------------------
                                                                            Period from         Period from            Period from
                                                                      December 31, 1997      April 30, 1998      December 31, 1997
                                                                       to June 30, 1998    to June 30, 1998       to June 30, 1998
Investment Income:
Interest                                                               $            87      $           165        $          101
----------------------------------------------------------------------------------------------------------------------------------
Dividends                                                                            0                    8                     0
----------------------------------------------------------------------------------------------------------------------------------
   Total Income                                                                     87                  173                   101
==================================================================================================================================

Expenses:
Investment advisory fees                                                             6                   10                     7
----------------------------------------------------------------------------------------------------------------------------------
Administration fees                                                                  4                    5                     5
----------------------------------------------------------------------------------------------------------------------------------
Trustees' fees                                                                       2                    6                     0
----------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                                   12                   21                    12
----------------------------------------------------------------------------------------------------------------------------------

Net Investment Income                                                               75                  152                    89
==================================================================================================================================

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments                                             (2)                  (8)                    0
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain on futures contracts and written options                           5                    0                   348
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                 3                    0                     2
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   on futures contracts and written options                                          9                    0                   136
----------------------------------------------------------------------------------------------------------------------------------

   Net Gain (Loss)                                                                  15                   (8)                  486
----------------------------------------------------------------------------------------------------------------------------------

Net Increase in Assets Resulting from Operations                       $            90      $           144        $          575
==================================================================================================================================

                                                       See accompanying notes  7

Statement of Changes in Net Assets
(Unaudited)


                                                                       Total Return           High Yield       StocksPLUS Growth
Amounts in thousands                                                 Bond Portfolio       Bond Portfolio    and Income Portfolio
                                                                  ---------------------------------------------------------------
                                                                        Period from          Period from             Period from
Increase (Decrease) in Net Assets from:                           December 31, 1997       April 30, 1998       December 31, 1997
                                                                   to June 30, 1998     to June 30, 1998        to June 30, 1998
Operations:
Net investment income                                                $           75        $        152           $          89
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                          3                  (8)                    348
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                            12                   0                     138
--------------------------------------------------------------------------------------------------------------------------------
Net increase resulting from operations                                           90                 144                     575
================================================================================================================================

Distributions to Shareholders:
From net investment income                                                      (75)               (152)                    (55)
--------------------------------------------------------------------------------------------------------------------------------
From net realized capital gains                                                   0                   0                       0
--------------------------------------------------------------------------------------------------------------------------------

Total Distributions                                                             (75)               (152)                    (55)
================================================================================================================================

Portfolio Share Transactions:
Receipts for shares sold                                                      3,000              15,878                   7,674
--------------------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of distributions                                          75                 152                      55
--------------------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                                           0                 (42)                   (179)
--------------------------------------------------------------------------------------------------------------------------------
Net increase resulting from Portfolio share transactions                      3,075              15,988                   7,550
--------------------------------------------------------------------------------------------------------------------------------

Total Increase in Net Assets                                         $        3,090        $     15,980           $       8,070
================================================================================================================================

Net Assets:
Beginning of period                                                               0                   0                       0
--------------------------------------------------------------------------------------------------------------------------------
End of period *                                                      $        3,090        $     15,980           $       8,070
--------------------------------------------------------------------------------------------------------------------------------

 * Including net undistributed investment income of:                 $            0        $          0           $          34
--------------------------------------------------------------------------------------------------------------------------------

8  See accompanying notes

Schedule of Investments

Total Return Bond Portfolio
June 30, 1998 (Unaudited)
                                               Principal
                                                  Amount                 Value
                                                  (000s)                (000s)
-------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 13.0%
-------------------------------------------------------------------------------

Banking & Finance 8.1%
Ford Motor Credit Corp.
    5.838% due 10/15/02 (c)                  $       150            $      150
Merrill Lynch & Co.
    5.801% due 05/08/01 (c)                          100                   100
                                                                    -----------
                                                                           250
                                                                    ===========
Utilities 4.9%
California Energy
   10.250% due 01/15/04                              140                   151
                                                                     ----------
Total Corporate Bonds & Notes                                              401
(Cost $400)                                                          ==========

-------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 41.9%
-------------------------------------------------------------------------------

Federal Home Loan Mortgage Corporation 15.3%
    8.500% due 08/01/24                             453                    473
Federal Housing Administration 26.6%
    7.430% due 01/25/23                             792                    821
                                                                     ----------
Total Mortgage-Backed Securities                                         1,294
(COST $1,289)                                                        ==========

-------------------------------------------------------------------------------
SOVEREIGN ISSUES 4.3%
-------------------------------------------------------------------------------

Government of Brazil
    6.875% due 01/01/01(b)                          140                    133
                                                                     ----------
Total Sovereign Issues                                                     133
(Cost $136)                                                          ==========

-------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 39.9%
-------------------------------------------------------------------------------

Commercial Paper 32.2%
Abbott Laboratories
    5.490% due 07/10/98                             100                    100
Canadian Wheat Board
    5.500% due 07/15/98                             100                    100
Coca Cola Co.
    5.490% due 09/01/98                             100                     99
E.I. Du Pont de Nemours
    5.490% due 07/10/98                             100                    100
IBM Credit Corp.
    5.500% due 07/29/98                             100                     99
Minnesota Mining & Manufacturing
    5.480% due 07/17/98                             100                    100
Motorola, Inc.
    5.490% due 07/23/98                             100                     99
Proctor & Gamble Co.
    5.500% due 07/15/98                             100                    100
Shell Oil Co.
    5.490% due 07/16/98                             100                    100
Southwestern Public Service Co.
    5.510% due 07/24/98                             100                    100
                                                                   ------------
                                                                           997
Repurchase Agreement 6.7%                                          ============
State Street Bank
    5.000% due 07/01/98                             206                    206
    (Dated 06/30/98. Collateralized by
    U.S. Treasury Note 6.250% 03/31/99
    valued at $214,412. Repurchase
    proceeds are $206,029.)

U.S. Treasury Bills (b) 1.0%
    5.055% due 08/20/98                              30                     30
                                                                    -----------
Total Short-Term Instruments                                             1,233
(Cost $1,233)                                                       ===========

Total Investments (a) 99.1%                                         $    3,061
(Cost $3,058)

Other Assets and Liabilities (Net) 0.9%                                     29
                                                                    -----------

Net Assets  100.0%                                                  $    3,090
                                                                    ===========
Notes to Schedule of Investments (amounts in thousands):

(a) At June 30, 1998, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                           $        6

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                                 (3)
                                                                    -----------

Unrealized appreciation-net                                         $        3
                                                                    ===========
(b) Securities with an aggregate market value of $30 have
been segregated with the custodian to cover margin
requirements for the following open future contracts
at June 30, 1998:
                                                                   Unrealized
Type                                       Contracts             Appreciation
-----------------------------------------------------------------------------
U.S. Treasury 30 Year Bond (09/98)                 8             $          9

(c) Variable rate security. The rate listed is as of June 30, 1998.

                                                       See accompanying notes  9

Schedule of Investments

High Yield Bond Portfolio
June 30, 1998 (Unaudited)
                                                Principal
                                                   Amount                 Value
                                                   (000s)                (000s)
-------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 83.2%
-------------------------------------------------------------------------------

Banking & Finance 4.5%
Fuji Bank
    9.870% due 12/31/49 (b)                   $       100       $             88
Helicon Group
   11.000% due 11/01/03 (b)                           500                    538
SB Treasury Co. LLC
    9.400% due 12/29/49 (b)                           100                     98
                                                                ----------------
                                                                             724
                                                                ================
Industrials 67.3%
American Standard
    7.375% due 02/01/08                               500                    491
Ameriserv Food Co.
   10.125% due 07/15/07                               250                    260
Benedek Broadcasting Corp.
   11.875% due 03/01/05                               250                    282
Buckeye Technologies, Inc.
    8.000% due 10/15/10                               450                    456
Building Materials Corp.
    8.625% due 12/15/06                               250                    258
Century Communications Corp.
    8.750% due 10/01/07                               400                    424
Circus Circus Enterprises
    6.750% due 07/15/03                               100                     97
Coltec Industries Rights
    7.500% due 04/15/08                               400                    398
Columbus McKinnon
    8.500% due 04/01/08                               250                    246
Comcast Cellular
    9.500% due 05/01/07                               250                    262
Extendicare Health Services
    9.350% due 12/15/07                               350                    354
Federal-Mogul Corp.
    7.500% due 07/01/04                               150                    151
    7.750% due 07/01/06                               150                    151
Fisher Scientific
    9.000% due 02/01/08                               375                    374
Globalstar LP
   11.375% due 02/15/04                               250                    244
Goss Graphic Systems, Inc.
   12.000% due 10/15/06                               200                    213
Intermedia Communications, Inc.
    0.000% due 05/15/06 (c)                           400                    330
ISP Holdings, Inc.
    9.750% due 02/15/02                               500                    528
J.Q. Hammons Hotels
    8.875% due 02/15/04                               250                    253
Jones Intercable, Inc.
    8.875% due 04/01/07                               250                    269
Les, Inc.
    9.250% due 06/01/08                               250                    254
Level 3 Communications, Inc.
    9.125% due 05/01/08                               500                    489
Lin Television Corp.
    8.375% due 03/01/08                               250                    256
Metronet Communications Corp.
    0.000% due 06/15/08 (c)                           250                    156
MJD Communications, Inc.
    9.500% due 05/01/08                               200                    205
Optel, Inc.
   11.500% due 07/01/08                               100                    100
Orion Network Systems, Inc.
    0.000% due 01/15/07 (c)                           400                    306
P&L Coal Holdings
    8.875% due 05/15/08                               400                    414
Pool Energy Services
    8.625% due 04/01/08                               250                    245
Regal Cinemas, Inc.
    9.500% due 06/01/08                                50                     51
Renaissance Media Group
    0.000% due 04/15/08 (c)                           100                     62
Revlon Consumer Products
    8.125% due 02/01/06                               350                    350
Sun Healthcare Group, Inc.
    9.375% due 05/01/08                               250                    253
Supercanal Holdings
   11.500% due 05/15/05                               100                     97
Synthetic Industries, Inc.
    9.250% due 02/15/07                               250                    260
Telewest Communications
    9.625% due 10/01/06                               400                    423
TFM SA de CV
   11.750% due 06/15/09 (c)                           200                    125
US Air, Inc.
    9.330% due 01/01/06                               153                    166
Ziff-Davis, Inc.
    8.500% due 05/01/08                               500                    508
                                                                  --------------
                                                                          10,761
                                                                  ==============
Utilities 11.4%
Calpine Corp.
   10.500% due 05/15/06                               175                    192
    7.875% due 04/01/08                               200                    201
CMS Energy
    8.125% due 05/15/02                               500                    514
Flag Limited
    8.250% due 01/30/08                               550                    556
Niagara Mohawk Power
    7.750% due 10/01/08                               250                    257
Rural Cellular Corp.
    9.625% due 05/15/08                               100                    101
                                                                  --------------
                                                                           1,821
                                                                  --------------
Total Corporate Bonds & Notes                                             13,306
(Cost $13,293)                                                    ==============

------------------------------
U.S. TREASURY OBLIGATIONS 0.3%
------------------------------

U.S. Treasury Strips 0.3%
    0.000% due 08/15/26                               200                     41
                                                                  --------------
Total U.S. Treasury Obligations                                               41
(Cost $39)                                                        ==============

-------------------------------
SOVEREIGN ISSUES 1.1%
-------------------------------

Republic of Korea
    8.875% due 04/15/08                               200                    182
                                                                  --------------
Total Sovereign Issues                                                       182
(Cost $185)                                                       ==============

-------------------------------
PREFERRED STOCK 5.1%
-------------------------------
                                                   Shares
CSC Holdings, Inc.                                  2,569                    296
Fresenius Medical Care                                500                    521
                                                                  --------------
Total Preferred Stock                                                        817
(Cost $829)                                                       ==============

--------------------------------
SHORT-TERM INSTRUMENTS 7.3%
--------------------------------

                                                Principal
                                                   Amount
                                                   (000s)
Commercial Paper 5.0%
Abbott Laboratories
    5.510% due 07/16/98                        $      200                    200
General Electric Capital Corp.
    5.500% due 07/29/98                               100                     99
New Center Asset Trust
    5.540% due 08/26/98                               300                    297
Proctor & Gamble Co.
    5.510% due 08/07/98                               200                    199
                                                                  --------------
                                                                             795
                                                                  ==============
Repurchase Agreement 2.3%
State Street Bank
    5.000% due 07/01/98                               365                    365
    (Dated 06/30/98. Collateralized by                            --------------
    U.S. Treasury Bond 8.375% 08/15/08
    valued at $374,969.  Repurchase
    proceeds are $365,051.)

Total Short-Term Instruments                                      $        1,160
                                                                  ==============
(Cost $1,160)

10  See accompanying notes

                                                                      Value
                                                                     (000s)
--------------------------------------------------------------------------------
Total Investments (a) 97.0%                                 $       15,506
(Cost $15,506)

Other Assets and Liabilities (Net) 3.0%                                474
                                                            --------------------
Net Assets 100.0%                                           $       15,980
                                                            ====================

Notes to Schedule of Investments (amounts in thousands):

(a) At June 30, 1998, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                   $           86

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                            (86)
                                                            --------------------

Unrealized appreciation-net                                 $            0
                                                            ====================
(b) Variable rate security. The rate listed is as of June 30, 1998.

(c) Security becomes interest bearing at a future date.

                                                      See accompanying notes  11

Schedule of Investments

StocksPLUS Growth and Income Portfolio
June 30, 1998 (Unaudited)
                                               Principal
                                                  Amount                   Value
                                                  (000s)                  (000s)
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 7.8%
--------------------------------------------------------------------------------
Banking & Finance 3.7%
American General Finance
    6.050% due 07/02/01                        $     300            $      300
Industrials 4.1%
Champion International Corp.
    9.700% due 05/01/01                              300                   327
                                                                    ------------
Total Corporate Bonds & Notes                                              627
(Cost $627)                                                         ============

--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 12.0%
--------------------------------------------------------------------------------

Federal National Mortgage Association 12.0%
    6.176% due 08/01/31 (c)                           96                    97
    6.207% due 08/01/29 (c)                          351                   354
    6.468% due 12/01/28 (c)                          512                   519
                                                                    ------------
Total Mortgage-Backed Securities                                           970
(Cost $967)                                                         ============

--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 77.3%
--------------------------------------------------------------------------------

Commercial Paper 69.1%
Abbott Laboratories
    5.490% due 07/10/98                              200                   200
American Express Credit
    5.520% due 08/12/98                              200                   199
Ameritech Corp.
    5.490% due 07/14/98                              200                   200
Caisse d'Amortissement
    5.520% due 08/03/98                              200                   199
Campbell Soup Co.
    5.540% due 07/28/98                              300                   298
Canadian Wheat Board
    5.480% due 08/11/98                              100                    99
Coca Cola Co.
    5.480% due 07/02/98                              100                   100
    5.490% due 07/09/98                              100                   100
Electricite de France
    5.480% due 07/15/98                              100                   100
Export Development Corp.
    5.520% due 07/27/98                              300                   299
Federal Home Loan Mortgage Corp.
    5.440% due 07/06/98                              200                   200
    5.480% due 07/27/98                            1,100                 1,096
Ford Motor Credit Corp.
    5.490% due 07/15/98                              100                   100
General Electric Capital Corp.
    5.510% due 07/24/98                              100                   100
    5.500% due 07/29/98                              100                   100
General Motors Acceptance Corp.
    5.520% due 07/29/98                              100                   100
IBM Credit Corp.
    5.500% due 07/15/98                              100                   100
    5.540% due 07/23/98                              200                   199
Kellog Co.
    5.520% due 07/24/98                              300                   299
KFW International Finance, Inc.
    5.500% due 07/01/98                              100                   100
Minnesota Mining & Manufacturing
    5.480% due 07/17/98                              100                   100
Motorola, Inc.
    5.500% due 09/18/98                              100                    99
National Rural Utilities Cooperative
    5.510% due 08/17/98                              100                    99
    5.530% due 09/02/98                              200                   198
Pitney Bowes Credit Corp.
    5.520% due 07/22/98                              300                   299
Shell Oil Co.
    5.490% due 07/16/98                              100                    99
    5.740% due 07/17/98                              100                    99
Southwestern Public Service Co.
    5.500% due 07/10/98                              100                    99
Washington Post
    5.530% due 08/12/98                              300                   298
                                                                    ------------
                                                                         5,578
                                                                    ============
================================================================================

Repurchase Agreement 4.4%
State Street Bank
    5.000% due 07/01/98                        $     356            $      356
    (Dated 06/30/98.  Collateralized by                             ------------
    U.S. Treasury Note 5.625% 12/31/99
    valued at $365,285.  Repurchase
    proceeds are $356,049.)

U.S. Treasury Bills (b)(d) 3.8%
    4.989% due 08/20/98-10/01/98                     310                   307
                                                                    ------------
Total Short-Term Instruments                                             6,241
(Cost $6,241)                                                       ============


Total Investments (a) 97.1%                                         $    7,388
(Cost $7,835)

Other Assets and Liabilities (Net) 2.9%                                    232
                                                                    ------------
Net Assets 100.0%                                                   $    8,070
                                                                    ============
Notes to Schedule of Investments (amounts in thousands):

(a) At June 30, 1998, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                           $        3

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                                  0
                                                                    ------------
Unrealized appreciation-net                                         $        3
                                                                    ------------

(b) Securities with an aggregate market value of $307 have been segregated with the custodian to cover margin requirements for the following open future contracts at June 30, 1998:
                                                                    Unrealized
                                                                 Appreciation/
Type                                           Contracts        (Depreciation)
--------------------------------------------------------------------------------
S&P 500 Index (09/98)                                 26            $      137
Mini S&P 500 Index (09/98)                             3                    (1)
                                                                    ------------
                                                                    $      136
                                                                    ============

(c) Variable rate security. The rate listed is as of June 30, 1998.

(d) Securities are grouped by coupon and represent a range of maturities.



12  See accompanying notes

Notes to Financial Statements
June 30, 1998 (Unaudited)

1. Organization

The PIMCO Variable Insurance Trust (the "Trust") is an open-end investment company organized as a Delaware business trust on October 3, 1997. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The Trust consist of ten separate portfolios: Money Market, Short-Term Bond, Low Duration Bond, Total Return Bond, High Yield Bond, Global Bond, Foreign Bond, Emerging Markets Bond, StocksPLUS Growth and Income and Strategic Balanced Portfolios. As of June 30, 1998 only the Total Return Bond, High Yield Bond and StocksPLUS Growth and Income Portfolios had commenced operations.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Foreign Currency. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

June 30, 1998 (Unaudited)

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of each Portfolio, except the StocksPLUS Growth and Income Portfolio are declared on each day the Trust is open for business and are distributed to shareholders monthly. Dividends from net investment income, if any, of the StocksPLUS Growth and Income Portfolio is declared and distributed to shareholders quarterly. All dividends are reinvested in additional shares of the related Portfolios. Net realized capital gains earned by a Portfolio, if any, will be distributed no less frequently than once each year.
  Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.
  Certain amounts have been reclassified between undistributed net investment income, accumulatedundistributed net realized gains or losses and paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Federal Income Taxes. Each Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Futures and Options. Certain Portfolios are authorized to enter into futures contracts and options. A Portfolio may use futures contracts to manage its exposure to the markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by a Portfolio and the prices of futures contracts and options, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option's quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

Repurchase Agreements. Each Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company ("PIMCO") is a wholly owned subsidiary partnership of PIMCO Advisors L.P. which serves as investment adviser (the "Adviser") to the Trust, pursuant to an investment advisory contract. The Advisory Fee is charged at an annual rate of 0.40% for the Total Return Bond and StocksPLUS Growth and Income Portfolios; and 0.50% for the High Yield Bond Portfolio.

Administration Fee. PIMCO serves as administrator (the "Administrator"), and provides administrative services to the Trust for which it receives from each Portfolio a monthly administrative fee based on average daily net assets. The Administration Fee is charged at the annual rate of 0.25% for the Total Return Bond, High Yield Bond and StocksPLUS Growth and Income Portfolios.

Expenses. PIMCO pays for most of the expense of the Portfolios, including legal, audit, custody, transfer agency and certain other services, and is responsible for the costs of registration of the Trust's shares and the printing of prospectuses and shareholder reports for current shareholders or other appropriate parties. The Portfolios are responsible for bearing certain expenses associated with their operations that are not provided or procured by PIMCO. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.
  Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, an unaffiliated Trustee who serves as a Committee Chair receives an additional annual retainer of $500. These expenses are allocated to the Portfolios of the Trust according to their respective net assets.

4. Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 1998 were as follows (amounts in thousands):

                                                               U.S. Government/Agency                            All Other
                                                    --------------------------------------------------------------------------
                                                             Purchases            Sales            Purchases             Sales
------------------------------------------------------------------------------------------------------------------------------
Total Return Bond Portfolio                                   $   526            $     0            $ 1,355            $     0
High Yield Bond Portfolio                                          39                  0             15,176                868
StocksPLUS Growth and Income Portfolio                          4,046              3,034                628                  0

5. Shares of Beneficial Interest
The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

                                                                                                                 StocksPLUS Growth
                                     Total Return Bond Portfolio       High Yield Bond Portfolio              and Income Portfolio
                                   Period from December 31, 1997      Period from April 30, 1998     Period from December 31, 1997
                                                to June 30, 1998                to June 30, 1998                  to June 30, 1998
----------------------------------------------------------------------------------------------------------------------------------
                                        Shares          Amount           Shares          Amount         Shares            Amount

Receipts for shares sold                 300          $  3,000            1,591         $ 15,878          707            $  7,674
----------------------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of distributions    8                75               15              152            5                  55
----------------------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                    0                 0               (4)             (42)         (16)               (179)
----------------------------------------------------------------------------------------------------------------------------------
Net increase resulting from Portfolio    308          $  3,075            1,602         $ 15,988          696            $  7,550
share transactions
----------------------------------------------------------------------------------------------------------------------------------
The following schedule shows the number of shareholders each owning 5% or more of a Portfolio and the total percentage of the Portfolio held by such shareholders:

                                                                     5% or Greater Shareholders
                                                          ------------------------------------------------------------------------
                                                                                    Number                    % of Portfolio Held
----------------------------------------------------------------------------------------------------------------------------------

Total Return Bond Portfolio                                                           1                                     100%
High Yield Bond Portfolio                                                             3                                     100%
StocksPLUS Growth and Income Portfolio                                                3                                     100%



                      [This Page Intentionally Left Blank]

PIMCO VARIABLE INSURANCE TRUST
840 NEWPORT  CENTER  DRIVE , SUITE  300
NEWPORT  BEACH , CA 92660
888.746.2688

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the PIMCO Variable Insurance Trust,which contains information covering its investment policies as well as other pertinent information.

Pacific Investment Management Company is responsible for the manangement and administration of the PIMCO Variable Insurance Trust. Founded in 1971, Pacific Investment Management Company currently manages assets in excess of $139 billion on behalf of mutual fund and institutional clients located around the world.

Pacific Investment Management Company is one of seven investment advisory firms which form PIMCO Advisors Holdings L.P., the nation's fourth largest publicly traded investment management concern with combined assets under management in excess of $229 billion. Widely recognized for providing consistent performance and high-quality client service, the seven affiliated firms are:

Pacific Investment Management Company/Newport Beach, California Oppenheimer Capital/New York, New York Columbus Circle Investors/Stamford, Connecticut Cadence Capital Management/Boston, Massachusetts NFJ Investment Group/Dallas, Texas Parametric Portfolio Associates/Seattle, Washington Blairlogie Capital Management/Edinburgh, Scotland

Units of PIMCO Advisors Holdings L.P. trade on the New York Stock Exchange under the ticker symbol "PA."

Trustees and Officers
     Brent R. Harris, Chairman and Trustee
     R. Wesley Burns,President and Trustee
     Guilford C. Babcock,Trustee
     Vern O. Curtis,Trustee
     Thomas P. Kemp, Sr.,Trustee
     William J. Popejoy,Trustee
     Garlin G. Flynn,Secretary
     John P. Hardaway,Treasurer

Investment Advisor and Administrator
     Pacific Investment Management Company
     840 Newport Center Drive, Suite 300
     Newport Beach, California 92660

Transfer Agent and Custodian
     Investors Fiduciary Trust Company
     801 Pennsylvania
     Kansas City, Missouri 64105

Counsel
     Dechert Price & Rhoads
     1775 Eye Street, N.W.
     Washington, D.C. 20006-2401

Independent Accountants
     PricewaterhouseCoopers LLP
     1055 Broadway
     Kansas City, Missouri 64105